Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Oil and Natural Gas Liquids, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Proved Developed And Undeveloped Reserves [Roll Forward]
Sales of reserves in place (in MMbbl)		(2)
Synthetic Crude Oil | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	6,313	5,840	5,390
Extensions and discoveries (in MMbbl/Bcf)	0	0	162
Improved recovery (in MMbbl/Bcf)	1	1	28
Purchases of reserves in place (in MMbbl/Bcf)	0	701	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(167)	(141)	(141)
Economic revisions due to prices (in MMbbl/Bcf)	17	(106)	333
Revisions of prior estimates (in MMbbl/Bcf)	(261)	18	68
Proved reserves, net, ending balance	5,903	6,313	5,840
Net proved developed reserves (in MMbbl/Bcf)	5,855	6,268	5,804	5,389
Bitumen | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	2,676	2,669	2,546
Extensions and discoveries (in MMbbl/Bcf)	58	62	67
Improved recovery (in MMbbl/Bcf)	21	7	9
Purchases of reserves in place (in MMbbl/Bcf)	336	1	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(112)	(101)	(102)
Economic revisions due to prices (in MMbbl/Bcf)	155	(38)	123
Revisions of prior estimates (in MMbbl/Bcf)	309	77	26
Proved reserves, net, ending balance	3,443	2,676	2,669
Net proved developed reserves (in MMbbl/Bcf)	1,326	629	610	582
Crude Oil | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	356	325	321
Extensions and discoveries (in MMbbl/Bcf)	13	13	14
Improved recovery (in MMbbl/Bcf)	4	2	7
Purchases of reserves in place (in MMbbl/Bcf)	57	7	0
Sales of reserves in place (in MMbbl)	0	(1)	0
Production (in MMbbl)	(31)	(26)	(27)
Economic revisions due to prices (in MMbbl/Bcf)	10	0	10
Revisions of prior estimates (in MMbbl/Bcf)	10	37	(2)
Proved reserves, net, ending balance	420	356	325
Net proved developed reserves (in MMbbl/Bcf)	258	232	225	238
Natural Gas Liquids (NGL) | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	547	442	375
Extensions and discoveries (in MMbbl/Bcf)	7	18	37
Improved recovery (in MMbbl/Bcf)	32	10	30
Purchases of reserves in place (in MMbbl/Bcf)	55	131	0
Sales of reserves in place (in MMbbl)	0	(2)	(1)
Production (in MMbbl)	(35)	(23)	(20)
Economic revisions due to prices (in MMbbl/Bcf)	62	(34)	18
Revisions of prior estimates (in MMbbl/Bcf)	(9)	4	3
Proved reserves, net, ending balance	660	547	442
Net proved developed reserves (in MMbbl/Bcf)	183	127	112	121
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,947	9,339	8,700
Extensions and discoveries (in MMbbl/Bcf)	78	93	280
Improved recovery (in MMbbl/Bcf)	58	21	75
Purchases of reserves in place (in MMbbl/Bcf)	448	839	0
Sales of reserves in place (in MMbbl)	0	(2)	(1)
Production (in MMbbl)	(349)	(299)	(298)
Economic revisions due to prices (in MMbbl/Bcf)	246	(179)	485
Revisions of prior estimates (in MMbbl/Bcf)	38	136	98
Proved reserves, net, ending balance	10,465	9,947	9,339
Net proved developed reserves (in MMbbl/Bcf)	7,647	7,288	6,787	6,369
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,892	9,276	8,632
Extensions and discoveries (in MMbbl/Bcf)	78	93	280
Improved recovery (in MMbbl/Bcf)	58	21	75
Purchases of reserves in place (in MMbbl/Bcf)	448	839	0
Sales of reserves in place (in MMbbl)	0	(2)	(1)
Production (in MMbbl)	(345)	(291)	(289)
Economic revisions due to prices (in MMbbl/Bcf)	244	(180)	484
Revisions of prior estimates (in MMbbl/Bcf)	50	136	94
Proved reserves, net, ending balance	10,425	9,892	9,276
Net proved developed reserves (in MMbbl/Bcf)	7,622	7,256	6,752	6,330
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	6	9	11
Extensions and discoveries (in MMbbl/Bcf)	0	0	0
Improved recovery (in MMbbl/Bcf)	0	0	0
Purchases of reserves in place (in MMbbl/Bcf)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(3)	(4)	(5)
Economic revisions due to prices (in MMbbl/Bcf)	0	0	0
Revisions of prior estimates (in MMbbl/Bcf)	(3)	1	3
Proved reserves, net, ending balance	0	6	9
Net proved developed reserves (in MMbbl/Bcf)	0	6	6	5
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	48	54	57
Extensions and discoveries (in MMbbl/Bcf)	0	0	0
Improved recovery (in MMbbl/Bcf)	0	0	0
Purchases of reserves in place (in MMbbl/Bcf)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(1)	(4)	(4)
Economic revisions due to prices (in MMbbl/Bcf)	1	0	1
Revisions of prior estimates (in MMbbl/Bcf)	(9)	(2)	1
Proved reserves, net, ending balance	40	48	54
Net proved developed reserves (in MMbbl/Bcf)	25	25	30	34